ASSETS CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2020
Assets held for sale [Abstract]
Disclosure of detailed information about assets and liabilities of disposal group held for sale [Text Block]
	2020	2019
	US$’000	US$’000

Investment in joint ventures (i) (ii)	63	83
Assets of disposal group (iii)	3,762	4,594
	3,825	4,677
Liabilities of disposal group (iii)	(508)	(538)
	3,317	4,139

(i)	In 2018, the Group agreed to sell the vessel in Petrochemical Shipping Limited, a joint venture of the Group, and to wind up the joint venture arrangement. The joint venture arrangement was dissolved on 19 March 2021. The proceeds from the dissolution is exceeded the carrying amount of $63,000 (2019: $83,000) and, accordingly no impairment loss has been recognised on the classification to assets classified as held for sale.

(ii)	In 2018, the Group agreed to wind up Leopard Tankers Pte. Ltd., a joint venture of the Group, in such a manner that the Group purchased two vessels, the Leopard Sun and Leopard Moon in January 2019 and February 2019 respectively. At 31 December 2020, the carrying amount of the investment is $Nil (2018:$ Nil) and hence no further impairment loss was recognised on the classification to assets classified as held for sale.

(iii)	In 2019, the Group agreed to dispose of one of GSSA’s businesses (Unicorn Tanker division) to a third party and in 2020, the Group agreed to dispose of a second GSSA business (Training school) to a third party.

Disclosure of assets and liabilities comprising the disposal group classified held for sale table [Table Text Block]
The classes of assets and liabilities comprising the disposal groups classified as held for sale are as follows:

	2020			2019
	Training School	Unicorn Tanker division	Total	Total
	US$’000	US$’000	US$’000	US$’000
Assets
Cash and bank balances	-	60	60	141
Trade receivables	69	336	405	704
Other receivables and prepayments	7	188	195	92
Contract assets	-	-	-	16
Inventories	-	125	125	255
Ships, property, plant and equipment	70	2	72	2
Goodwill	-	2,554	2,554	3,349
Right-of-use assets	317	34	351	35
Assets classified as held for sale	463	3,299	3,762	4,594

Liabilities
Trade and other payables	17	145	162	498
Contract liabilities	-	-	-	2
Lease liabilities	346	-	346	38
Liabilities directly associated with assets classified as held for sale	363	145	508	538

Net assets of disposal group	99	3,155	3,254	4,056

Disclosure Of Assets Comprising The Disposal Group Classified Held For Sale [Table Text Block]
	2020	2019
	US$’000	US$’000

Net assets of disposal group held for sale as at 1 January	4,056	-

Business classified as held for sale during the year	99	4,056
Movements during the year on assets held for sale	(76)	-
Impairment of disposal group held for sale	(576)	-
Effect of foreign currency exchange differences	(249)	-

Net assets of disposal group held for sale as at 31 December	3,254	4,056